Income Taxes - Schedule of Total Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Federal
Current			$ 4,453
Deferred			(45,999)	(356,333)
State
Current
Deferred
Change in valuation allowance			45,999	356,333
Total provision for income taxes	$ 64	$ 1,409	$ 4,453